INITIAL PUBLIC OFFERING	11 Months Ended
Dec. 31, 2020
INITIAL PUBLIC OFFERING
INITIAL PUBLIC OFFERING

NOTE 3. INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, on May 26, 2020, the Company sold 36,000,000 Units to the underwriters. On June 9, 2020, the Company sold an additional 4,000,000 Units sold to the underwriters upon the underwriters’ election to partially exercise their over-allotment option at a purchase price of $10.00 per Unit. On June 26, 2020, in connection with the underwriters’ election to exercise their remaining over-allotment option, the Company sold an additional 1,400,000 Units at price of $10.00 per Unit. Each Unit consisted of one share of Class A common stock and one-third of one warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment (see Note 7).